Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of September 30, 2016 and December 31, 2015. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	September 30, 2016		December 31, 2015
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$27,382	$27,382	$23,573	$23,573
Non-current derivative assets:
Interest rate swap contracts	—	—	695	695
Foreign exchange forward contracts	1,645	1,645	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,621	2,621	3,799	3,799
Foreign exchange forward contracts	—	—	1,339	1,339
Non-current derivative liabilities:
Interest rate swap contracts	4,132	4,132	527	527
Foreign exchange forward contracts	—	—	705	705
Long-term debt, current and non-current	635,209	635,209	667,772	667,772

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of September 30, 2016 and December 31, 2015:

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	September 30, 2016	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$27,382	$27,382	$—	$—
Non-current derivative assets:
Interest rate swap contracts	—	—	—	—
Foreign exchange forward contracts	1,645	—	1,645	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	2,621	—	2,621	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative liabilities:
Interest rate swap contracts	4,132	—	4,132	—
Long-term debt, current and non-current	635,209	—	635,209	—

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2015	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$23,573	$23,573	$—	$—
Non-current derivative assets:
Interest rate swap contracts	695	—	695	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3,799	—	3,799	—
Foreign exchange forward contracts	1,339	—	1,339	—
Non-current derivative liabilities:
Interest rate swap contracts	527		527	—
Foreign exchange forward contract	705		705
Long-term debt, current and non-current	667,772	—	667,772	—